Exhibit 99.1

World Omni Auto Receivables Trust 2019-C

Monthly Servicer Certificate

December 31, 2022

Dates Covered
Collections Period	12/01/22 - 12/31/22
Interest Accrual Period	12/15/22 - 01/16/23
30/360 Days	30
Actual/360 Days	33
Distribution Date	01/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/22	197,570,370.34	16,489
Yield Supplement Overcollateralization Amount 11/30/22	3,417,713.62	0
Receivables Balance 11/30/22	200,988,083.96	16,489
Principal Payments	10,003,079.95	276
Defaulted Receivables	184,520.18	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/22	3,136,894.46	0
Pool Balance at 12/31/22	187,663,589.37	16,204

Pool Statistics	$ Amount	# of Accounts
Pool Factor	16.95%
Prepayment ABS Speed	1.02%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	3,365,807.25	202
Past Due 61-90 days	753,755.79	45
Past Due 91-120 days	138,948.23	8
Past Due 121+ days	0.00	0
Total	4,258,511.27	255

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.23%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.47%
Delinquency Trigger Occurred	NO

Recoveries	187,207.70
Aggregate Net Losses/(Gains) - December 2022	(2,687.52)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.02%
Prior Net Losses/(Gains) Ratio	0.23%
Second Prior Net Losses/(Gains) Ratio	0.13%
Third Prior Net Losses/(Gains) Ratio	0.07%
Four Month Average	0.10%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.70%

Overcollateralization Target Amount	5,399,680.85
Actual Overcollateralization	5,399,680.85
Weighted Average Contract Rate	4.74%
Weighted Average Contract Rate, Yield Adjusted	6.23%
Weighted Average Remaining Term	28.56

Flow of Funds	$ Amount
Collections	11,002,105.92
Investment Earnings on Cash Accounts	10,117.58
Servicing Fee	(167,490.07)
Transfer to Collection Account	-
Available Funds	10,844,733.43

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	239,182.96
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	4,507,100.12
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,399,680.85
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	606,969.50
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	10,844,733.43

Servicing Fee	167,490.07
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 12/15/22	192,170,689.49
Principal Paid	9,906,780.97
Note Balance @ 01/17/23	182,263,908.52

Class A-1
Note Balance @ 12/15/22	0.00
Principal Paid	0.00
Note Balance @ 01/17/23	0.00
Note Factor @ 01/17/23	0.0000000%

Class A-2a
Note Balance @ 12/15/22	0.00
Principal Paid	0.00
Note Balance @ 01/17/23	0.00
Note Factor @ 01/17/23	0.0000000%

Class A-2b
Note Balance @ 12/15/22	0.00
Principal Paid	0.00
Note Balance @ 01/17/23	0.00
Note Factor @ 01/17/23	0.0000000%

Class A-3
Note Balance @ 12/15/22	63,270,689.49
Principal Paid	9,906,780.97
Note Balance @ 01/17/23	53,363,908.52
Note Factor @ 01/17/23	15.8458023%

Class A-4
Note Balance @ 12/15/22	80,300,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	80,300,000.00
Note Factor @ 01/17/23	100.0000000%

Class B
Note Balance @ 12/15/22	32,400,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	32,400,000.00
Note Factor @ 01/17/23	100.0000000%

Class C
Note Balance @ 12/15/22	16,200,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	16,200,000.00
Note Factor @ 01/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	330,982.96
Total Principal Paid	9,906,780.97
Total Paid	10,237,763.93

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.96000%
Interest Paid	103,342.13
Principal Paid	9,906,780.97
Total Paid to A-3 Holders	10,010,123.10

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3072538
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.1965327
Total Distribution Amount	9.5037865

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3068626
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	29.4170531
Total A-3 Distribution Amount	29.7239157

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	454.95
Noteholders' Principal Distributable Amount	545.05

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/22	2,699,840.43
Investment Earnings	8,974.57
Investment Earnings Paid	(8,974.57)
Deposit/(Withdrawal)	-
Balance as of 01/17/23	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$989,821.60	$1,236,030.69	$1,641,288.11
Number of Extensions	63	76	100
Ratio of extensions to Beginning of Period Receivables Balance	0.49%	0.58%	0.74%